Note 15 - Commitments (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Leases, Rent Expense	$ 641,000	$ 285,000	$ 288,000